Note 32 - Related Parties	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of related party [text block]
32.	RELATED PARTIES

Policies and practices regarding the realization of transactions with related parties

The Company adopts corporate governance practices and those recommended and/or required by the applicable law.

Under the Company’s by laws the Board of Directors is responsible for approving any transaction or agreements between the Company and/or any of its subsidiaries, directors and/or shareholders (including shareholders, direct or indirect shareholders of the Company). The Antitrust Compliance and Related Parties Committee of the Company is required to advise the Board of Directors of the Company in matters related to transactions with related parties.

Management is prohibited from interfering in any transaction in which conflict exists, even in theory, with the Company interests. It is also not
permitted to interfere in decisions of any other management member, requiring documentation in the Minutes of Meeting of the Board any decision to abstain from the specific deliberation.

The Company’s guidelines with related parties follow reasonable or commutative terms, similar to those prevailing in the market or under which the Company would contract similar transactions with third
parties. These are clearly disclosed in the financial statements as reflected in written contracts.

Transactions with management members:

In addition to short-term benefits (primarily salaries), the management members are entitled to participate in Stock Option Plan (Note
24
–
Share-based payments
).

Total expenses related to the Company’s management members are as follows:

	2017	2016	2015

Short-term benefits (i)	33.4	21.7	32.1
Share-based payments (ii)	38.9	36.2	39.0
Total key management remuneration	72.3	57.9	71.1

(i) These correspond substantially to management’s salaries and profit sharing (including performance bonuses).

(ii) These correspond to the compensation cost of stock options and restricted stocks granted to management. These amounts exclude remuneration paid to members of the Fiscal Council.

Excluding the above mentioned plan (Note
24
–
Share-based payments
), the Company
no
longer has any type of transaction with the Management members or pending balances receivable or payable in its balance sheet.

Transactions with the Company's shareholders:

a
) Medical,
dental and other benefits

The Fundação Antonio e Helena Zerrenner Instituição Nacional de Beneficiência (“Fundação Zerrenner) is one
of Ambev’s shareholders, and at
December 31, 2017
held
10.2%
of total share capital. Fundação Zerrenner is also an independent legal entity whose main goal is to provide Ambev’s employees, both active and retirees, with health care and dental assistance, technical and superior education courses, facilities for assisting elderly people, through direct initiatives or through financial assistance agreements with other entities. On
December 31, 2017
and
2016,
actuarial responsibilities related to the benefits provided directly by Fundação Zerrenner are fully funded by plan assets, held for that purpose, which significantly exceeds the liabilities at these dates. Ambev recognizes the assets (prepaid expenses) of this plan to the extent of amounts from economic benefits available to the Company, arising from reimbursements or future contributions reduction.

The expenses incurred by Fundação Zerrenner in providing these benefits totaled
R$300.1
(
R$266.7
as of
December 31, 2016),
of which
R$264.3
and
R$35.8
related to active employees and retirees respectively (
R$231.9
and
R$34.8
as of
December 31, 2016
related to active employees and retirees respectively).

b) Leasing

The Ambev, through its subsidiary BSA (labeling), has an asset leasing agreement with Fundação Zerrenner, for
R$63,3
for
ten
years, maturing on
March 31, 2018.

c) Leasing – Ambev. head office

Ambev has a leasing agreement of
two
commercial sets with Fundação Zerrenner in the annual amount of
R$3.3,
maturing on
January, 2020.

d) Licensing agreement

The Company maintains a licensing agreement with Anheuser-Busch, Inc., to produce, bottle, sell and distribute Budweiser products in Brazil, Canada, and sales and distribution agreements of Budweiser products in Guatemala, Dominican Republic, Paraguay, El Salvador, Nicaragua, Uruguay and Chile. In addition, the Company produces and distributes Stella Artois products under license to ABI in Brazil and Canada and, by means of a license granted to ABI, it also distributes Brahma’s product in the United States and several countries such as the United Kingdom, Spain, Sweden, Finland and Greece. The amount recorded was
R$1.9
(
R$2.0
on
December 31, 2016
and
R$52.8
on
December 31, 2015)
and
R$314.5
(
R$374.0
on
December 31, 2016
and
R$434.8
on
December 31, 2015)
as licensing income and expense, respectively.

Ambev has licensing agreements with the Group Modelo, subsidiaries of ABI, for to import, promote and sell products Corona (
Corona Extra
,
Corona Light
,
Coronita
,
Pacifico
and
Negra Modelo
) in countries of the Latin America and the Canada.

Transactions with related parties

	2017
Current	Trade receivables (i)	Other Trade receivables (i)	Trade payables (i)	Other Trade payables (i)	Borrowings and interest payable	Dividends payables
AB InBev	1.2	33.6	(363.0)	(1.7)	-	-
AB Procurement	8.9	0.1	-	-	-	-
AB Services	0.8	29.1	-	(6.1)	-	-
AB USA	14.1	16.3	(375.7)	(8.7)	-	-
Ambrew	-	-	-	-	-	(89.9)
Cervecería Modelo	91.6	5.8	(589.3)	(59.7)	-	-
Inbev	0.1	23.8	(33.8)	-	-	-
ITW International	-	-	-	(212.5)	(48.3)	(590.9)
Panamá Holding	-	20.3	-	(4.0)	-	-
Others	13.9	8.6	(73.8)	(3.0)	-	-
	130.6	137.6	(1,435.6)	(295.7)	(48.3)	(680.8)

(i) The amount represents the grade operations (purchase and sale) and the reimbursement between the companies of the group.

	2016
Current	Trade receivables (i)	Other Trade receivables (i)	Trade payables (i)	Other Trade payables (i)	Borrowings and interest payable	Dividends payables
AB InBev	6.3	13.4	(308.9)	(0.7)	-	-
AB Package	-	-	(31.3)	-	-	-
AB Services	0.3	15.2	-	(3.1)	-	-
AB USA	19.7	18.6	(247.4)	(1.7)	-	-
Ambev Peru	7.1	-	(4.7)	-	-	-
Ambrew	-	-	-	-	-	(89.9)
Bogotá Beer	-	211.0	-	(211.0)	-	-
Cervecería Modelo	1.1	-	(444.1)	-	-	-
Inbev	0.2	17.6	(17.5)	(0.2)	-	-
ITW International	-	-	-	(209.4)	(30.5)	(590.9)
Modelo	-	1.0	(15.7)	(54.5)	-	-
Others	2.6	7.3	(6.2)	(14.4)	-	-
	37.3	284.1	(1,075.8)	(495.0)	(30.5)	(680.8)

(i) The amount represents the trade operations (purchase and sale) and the reimbursement between the companies of the group.

The tables below represent the transactions with related parties, recognized in the income statement:

				2017
Company	Buying / Service fees / Rentals	Sales	Royalties	Net finance cost
AB Procurement	(5.8)	20.8	-	-
AB USA	(258.7)	42.5	(284.5)	-
Ambev Peru	(8.6)	1.5	-	-
Cervecería Modelo	(749.1)	0.4	(45.8)	-
Inbev	(73.6)	-	-	-
Others	(91.1)	8.1	(35.9)	(16.8)
	(1,186.9)	73.3	(366.2)	(16.8)

				2016
Company	Buying / Service fees / Rentals	Sales	Royalties	Net finance cost
AB Package	(32.8)	-	-	-
AB USA	(206.0)	52.3	(292.8)	-
Cervecería Modelo	(596.0)	2.0	(46.9)	-
InBev	(77.0)	-	-	-
ITW International	-	-	-	(26.0)
Modelo	(63.0)	-	-	-
SAB Group	(3.5)	23.5	-	-
Others	(45.6)	0.3	(32.2)	-
	(1,023.9)	78.1	(371.9)	(26.0)

			2015
Company	Buying / Service fees / Rentals	Sales	Royalties
AB Inbev	(55.3)	-	(35.5)
AB USA	(124.9)	49.0	(288.1)
Cervecería Modelo	(257.7)	1.1	(52.9)
InBev	(73.3)	0.1	-
Modelo	(356.9)	-	-
Others	(74.0)	0.6	(1.1)
	(942.1)	50.8	(377.6)

Denomination used in the tables above
:

Anheuser-Busch InBev N.V. (“AB InBev”)
Anheuser-Busch Packaging Group Inc. (“AB Package”)
Anheuser-Busch Inbev Services LLC (“AB Services”)
Anheuser-Busch Inbev USA LLC (“AB USA”)
Compañia Cervecera Ambev Peru S.A.C. (“Ambev Peru”)
Ambrew S.A. (“Ambrew”)
Bogotá Beer Company BBC S.A.S. (“Bogotá Beer”)
Cervecería Modelo de Mexico S. de R.L. de C.V. (“Cervecería Modelo”)
Inbev Belgium N.V. (“Inbev”)
Interbrew International B.V. (“ITW International”)
Cervecería Modelo de Guadalajara S.A. (“Modelo”)
Bavaria S.A. (“SAB Group”)